Investment in an Associate - Schedule of Details of Associate (Details)		12 Months Ended
	Apr. 13, 2021	Dec. 31, 2025	Dec. 31, 2024
Schedule of Details of Associate [Abstract]
Percentage of effective ownership	100.00%	49.00%
Place of incorporation		Malaysia
Principal activities		Renewable energy business